Management Report - Segment Results of Operations (Tables)	6 Months Ended
Jun. 30, 2025
Segment Results of Operations [Abstract]
Segment Results of Operations [text block table]	Three months ended Jun 30, 2025 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement Corporate &Other TotalConsolidated Net revenues 1,896 2,687 2,371 725 660 8,339 Provision for credit losses 22 259 118 (0) 25 423 Noninterest expenses: Compensation and benefits 407 720 665 226 877 2,894 General and administrative expenses 730 881 982 212 (740) 2,065 Impairment of goodwill and other intangible assets 0 0 0 0 0 0 Restructuring activities 0 0 1 (0) (0) 0 Total noninterest expenses 1,137 1,600 1,647 438 136 4,959 Noncontrolling interests 0 2 0 62 (65) 0 Profit (loss) before tax 738 826 606 225 563 2,957 N/M – Not meaningful Three months ended Jun 30, 2024 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement Corporate &Other TotalConsolidated Net revenues 1,922 2,599 2,331 663 (206) 7,308 Provision for credit losses 135 163 149 (0) 29 476 Noninterest expenses: Compensation and benefits 403 687 764 231 925 3,010 General and administrative expenses 779 993 1,074 223 669 3,738 Impairment of goodwill and other intangible assets 0 0 0 0 0 0 Restructuring activities (0) (1) (45) 0 0 (46) Total noninterest expenses 1,182 1,679 1,793 453 1,594 6,702 Noncontrolling interests 0 10 0 50 (60) 0 Profit (loss) before tax 605 747 389 160 (1,770) 130 N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year Six months ended Jun 30, 2025 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement Corporate &Other TotalConsolidated Net revenues 3,763 6,049 4,810 1,455 395 16,471 Provision for credit losses 99 422 336 (0) 37 894 Noninterest expenses: Compensation and benefits 817 1,472 1,393 476 1,777 5,935 General and administrative expenses 1,477 1,779 1,990 428 (1,429) 4,245 Impairment of goodwill and other intangible assets 0 0 0 0 0 0 Restructuring activities 0 0 (5) 0 (0) (5) Total noninterest expenses 2,294 3,251 3,378 905 347 10,175 Noncontrolling interests 0 6 0 121 (127) 0 Profit (loss) before tax 1,370 2,370 1,095 429 138 5,402 N/M – Not meaningful Six months ended Jun 30, 2024 in € m.(unless stated otherwise) CorporateBank InvestmentBank PrivateBank AssetManagement Corporate &Other TotalConsolidated Net revenues 3,800 5,645 4,707 1,280 (749) 14,684 Provision for credit losses 198 313 367 (1) 38 915 Noninterest expenses: Compensation and benefits 784 1,373 1,473 464 1,845 5,940 General and administrative expenses 1,602 1,938 2,181 445 (54) 6,111 Impairment of goodwill and other intangible assets 0 0 0 0 0 0 Restructuring activities 0 (0) (45) 0 0 (45) Total noninterest expenses 2,386 3,311 3,609 909 1,791 12,006 Noncontrolling interests 0 11 0 90 (102) 0 Profit (loss) before tax 1,216 2,010 731 282 (2,476) 1,763 N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year
Segment Results of Operations, Corporate Bank [text block table]	Corporate Bank Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Net revenues: Corporate Treasury Services1 1,053 1,056 (3) (0) 2,126 2,122 4 0 Institutional Client Services 527 530 (4) (1) 1,000 992 8 1 Business Banking1 316 336 (19) (6) 637 686 (49) (7) Total net revenues 1,896 1,922 (26) (1) 3,763 3,800 (38) (1) Of which: Net interest income2 1,179 1,289 (110) (9) 2,348 2,575 (226) (9) Net commission and fee income2 700 660 39 6 1,359 1,283 76 6 Remaining income2 17 (27) 45 N/M 56 (57) 113 N/M Provision for credit losses 22 135 (113) (84) 99 198 (99) (50) Noninterest expenses: Compensation and benefits 407 403 4 1 817 784 33 4 General and administrative expenses 730 779 (49) (6) 1,477 1,602 (125) (8) Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities 0 (0) 0 N/M 0 0 0 N/M Total noninterest expenses 1,137 1,182 (45) (4) 2,294 2,386 (92) (4) Noncontrolling interests 0 0 0 N/M 0 0 0 N/M Profit (loss) before tax 738 605 133 22 1,370 1,216 154 13 Employees (front office, full-time equivalent)3 8,148 7,802 346 4 8,148 7,802 346 4 Employees (business-aligned operations, full-time equivalent)3 8,087 7,990 98 1 8,087 7,990 98 1 Employees (allocated central infrastructure, full-time equivalent)3 10,353 9,764 589 6 10,353 9,764 589 6 Total employees (full-time equivalent)3 26,589 25,556 1,032 4 26,589 25,556 1,032 4 Total assets (in € bn)3,4 280 271 9 3 280 271 9 3 Risk-weighted assets (in € bn)3 72 75 (2) (3) 72 75 (2) (3) of which: operational risk RWA (in € bn)3 11 9 2 25 11 9 2 25 Leverage exposure (in € bn)3 323 315 8 3 323 315 8 3 Deposits (in € bn)3 302 303 (1) (0) 302 303 (1) (0) Loans (gross of allowance for loan losses, in € bn)3 117 117 (0) (0) 117 117 (0) (0) Cost/income ratio5 59.9% 61.5% (1.5)ppt N/M 61.0% 62.8% (1.8)ppt N/M Post-tax return on average shareholders’ equity 16.2% 14.2% 2.0ppt N/M 14.8% 14.4% 0.4ppt N/M Post-tax return on average tangible shareholders’ equity 17.6% 15.2% 2.4ppt N/M 15.9% 15.4% 0.5ppt N/M N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 Starting from the first quarter of 2025, certain smaller non-complex clients previously recorded under Corporate Treasury Services are reported under Business Banking. The reclassification follows a review and realignment of client coverage to provide clients with the most effective coverage within the Corporate Bank. Prior years’ comparatives are presented in the current reporting structure 2 Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report 3 As of quarter-end 4 Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances 5 Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
Segment Results of Operations, Investment Bank [text block table]	Investment Bank Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Net revenues: Fixed Income & Currencies 2,282 2,059 223 11 5,220 4,566 654 14 Fixed Income & Currencies: Financing 915 781 134 17 1,842 1,586 255 16 Fixed Income & Currencies: Ex-Financing 1,367 1,278 89 7 3,378 2,980 399 13 Origination & Advisory 416 584 (168) (29) 876 1,086 (210) (19) Debt Origination 227 398 (171) (43) 508 752 (244) (32) Equity Origination 49 50 (1) (2) 101 94 7 8 Advisory 140 136 3 2 267 240 26 11 Research and Other (11) (45) 33 (75) (47) (7) (40) N/M Total net revenues 2,687 2,599 88 3 6,049 5,645 404 7 Provision for credit losses 259 163 95 59 422 313 109 35 Noninterest expenses: Compensation and benefits 720 687 33 5 1,472 1,373 98 7 General and administrative expenses 881 993 (112) (11) 1,779 1,938 (159) (8) Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities 0 (1) 1 N/M 0 (0) 1 N/M Total noninterest expenses 1,600 1,679 (79) (5) 3,251 3,311 (60) (2) Noncontrolling interests 2 10 (7) (77) 6 11 (5) (48) Profit (loss) before tax 826 747 79 11 2,370 2,010 360 18 Employees (front office, full-time equivalent)1 4,840 4,751 89 2 4,840 4,751 89 2 Employees (business-aligned operations, full-time equivalent)1 3,124 3,135 (12) (0) 3,124 3,135 (12) (0) Employees (allocated central infrastructure, full-time equivalent)1 12,104 11,969 135 1 12,104 11,969 135 1 Total employees (full-time equivalent)1 20,067 19,855 212 1 20,067 19,855 212 1 Total assets (in € bn)1,2 800 719 81 11 800 719 81 11 Risk-weighted assets (in € bn)1 132 135 (3) (2) 132 135 (3) (2) of which: operational risk RWA (in € bn)1 15 18 (2) (12) 15 18 (2) (12) Leverage exposure (in € bn)1 589 567 22 4 589 567 22 4 Deposits (in € bn)1 24 19 5 27 24 19 5 27 Loans (gross of allowance for loan losses, in € bn)1 108 106 2 2 108 106 2 2 Cost/income ratio3 59.6% 64.6% (5.0)ppt N/M 53.7% 58.6% (4.9)ppt N/M Post-tax return on average shareholders’ equity 8.3% 8.1% 0.3ppt N/M 12.8% 11.3% 1.5ppt N/M Post-tax return on average tangible shareholders’ equity 8.6% 8.3% 0.3ppt N/M 13.3% 11.7% 1.6ppt N/M N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 As of quarter-end 2 Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances 3 Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
Segment Results of Operations, Private Bank [text block table]	Private Bank Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Net revenues: Personal Banking1 1,307 1,290 17 1 2,596 2,601 (5) (0) Wealth Management & Private Banking1 1,064 1,041 23 2 2,214 2,107 107 5 Total net revenues 2,371 2,331 40 2 4,810 4,707 102 2 Of which: Net interest income 1,517 1,441 76 5 2,971 2,873 98 3 Net commission and fee income 739 731 8 1 1,571 1,520 51 3 Remaining income 115 159 (43) (27) 267 314 (47) (15) Provision for credit losses 118 149 (31) (21) 336 367 (31) (8) Noninterest expenses: Compensation and benefits 665 764 (99) (13) 1,393 1,473 (80) (5) General and administrative expenses 982 1,074 (93) (9) 1,990 2,181 (191) (9) Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities 1 (45) 46 N/M (5) (45) 40 (89) Total noninterest expenses 1,647 1,793 (146) (8) 3,378 3,609 (231) (6) Noncontrolling interests 0 0 0 N/M 0 0 0 N/M Profit (loss) before tax 606 389 217 56 1,095 731 365 50 Employees (front office, full-time equivalent)2 16,304 17,983 (1,679) (9) 16,304 17,983 (1,679) (9) Employees (business-aligned operations, full-time equivalent)2 7,830 7,680 150 2 7,830 7,680 150 2 Employees (allocated central infrastructure, full-time equivalent)2 12,304 12,097 207 2 12,304 12,097 207 2 Total employees (full-time equivalent)2 36,437 37,760 (1,323) (4) 36,437 37,760 (1,323) (4) Total assets (in € bn)2,3 314 327 (13) (4) 314 327 (13) (4) Risk-weighted assets (in € bn)2 93 96 (4) (4) 93 96 (4) (4) of which: operational risk RWA (in € bn)2 15 15 (0) (3) 15 15 (0) (3) Leverage exposure (in € bn)2 327 335 (8) (2) 327 335 (8) (2) Deposits (in € bn)2 318 314 4 1 318 314 4 1 Loans (gross of allowance for loan losses, in € bn)2 248 260 (12) (4) 248 260 (12) (4) Assets under Management (in € bn)2,4 645 613 32 5 645 613 32 5 Net flows (in € bn) 6 7 (1) (13) 12 19 (6) (35) Cost/income ratio5 69.5% 76.9% (7.4)ppt N/M 70.2% 76.7% (6.4)ppt N/M Post-tax return on average shareholders’ equity 10.4% 7.0% 3.4ppt N/M 9.3% 6.6% 2.7ppt N/M Post-tax return on average tangible shareholders’ equity 10.8% 7.0% 3.8ppt N/M 9.5% 6.7% 2.8ppt N/M N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 Starting from the first quarter of 2025, a portion of certain European Personal Banking clients have been transferred to the Wealth Management and Private Banking segment. This change reflects adjustments in the Private Bank client's classification to better align financial reporting with the underlying business structure. Prior years‘ comparatives are presented in the current reporting structure 2 As of quarter-end 3 Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances 4 Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management & Private Banking (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services 5 Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
Segment Results of Operations, Asset Management [text block table]	Asset Management Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Net revenues: Management fees 630 613 16 3 1,268 1,205 63 5 Performance and transaction fees 58 10 48 N/M 95 27 67 N/M Other 37 40 (2) (6) 92 47 44 94 Total net revenues 725 663 62 9 1,455 1,280 175 14 Provision for credit losses (0) (0) 0 (50) (0) (1) 1 (95) Noninterest expenses: Compensation and benefits 226 231 (5) (2) 476 464 12 3 General and administrative expenses 212 223 (11) (5) 428 445 (16) (4) Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities (0) 0 (0) N/M 0 0 (0) (22) Total noninterest expenses 438 453 (16) (3) 905 909 (4) (0) Noncontrolling interests 62 50 12 25 121 90 31 34 Profit (loss) before tax 225 160 65 41 429 282 147 52 Employees (front office, full-time equivalent)1 2,048 2,011 37 2 2,048 2,011 37 2 Employees (business-aligned operations, full-time equivalent)1 2,588 2,404 184 8 2,588 2,404 184 8 Employees (allocated central infrastructure, full-time equivalent)1 594 569 25 4 594 569 25 4 Total employees (full-time equivalent)1 5,230 4,984 246 5 5,230 4,984 246 5 Total assets (in € bn)1,2 10 10 0 1 10 10 0 1 Risk-weighted assets (in € bn)1 13 18 (5) (29) 13 18 (5) (29) of which: operational risk RWA (in € bn)1 5 5 (0) (5) 5 5 (0) (5) Leverage exposure (in € bn)1 9 9 1 6 9 9 1 6 Assets under Management (in € bn)1,3 1,010 933 77 8 1,010 933 77 8 Net flows (in € bn) 8 (19) 27 N/M 28 (11) 39 N/M Cost/income ratio4 60.4% 68.4% (8.0)ppt N/M 62.2% 71.0% (8.8)ppt N/M Post-tax return on average shareholders’ equity 11.6% 8.0% 3.6ppt N/M 10.8% 7.2% 3.6ppt N/M Post-tax return on average tangible shareholders’ equity 26.0% 17.8% 8.2ppt N/M 24.1% 16.3% 7.8ppt N/M N/M – Not meaningful 1 As of quarter-end 2 Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances 3 Assets under Management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services 4 Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
Segment Results of Operations, Corporate & Other [text block table]	Corporate & Other Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Jun 30, 2025 Jun 30, 2024 AbsoluteChange Changein % Net revenues 660 (206) 866 N/M 395 (749) 1,144 N/M Provision for credit losses 25 29 (4) (15) 37 38 (1) (3) Noninterest expenses: Compensation and benefits 877 925 (48) (5) 1,777 1,845 (68) (4) General and administrative expenses (740) 669 (1,409) N/M (1,429) (54) (1,375) N/M Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities (0) 0 (0) N/M (0) 0 (0) N/M Total noninterest expenses 136 1,594 (1,458) (91) 347 1,791 (1,443) (81) Noncontrolling interests (65) (60) (5) 8 (127) (102) (25) 25 Profit (loss) before tax 563 (1,770) 2,333 N/M 138 (2,476) 2,614 N/M Total Employees (full-time equivalent)1 36,458 35,713 745 2 36,458 35,713 745 2 Risk-weighted assets (in € bn)1 31 32 (2) (5) 31 32 (2) (5) Leverage exposure (in € bn)1 27 36 (8) (23) 27 36 (8) (23) N/M – Not meaningful 1 As of quarter-end